Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 12,133	$ 14,443	$ 13,091	$ 14,941
Decrease in cash and cash equivalents due to changes in exchange-rate differences	30	319
Denominated in U.S. dollars
Cash and cash equivalents	9,157	10,576
Denominated in Euro
Cash and cash equivalents	2,500	3,361
Denominated in NIS
Cash and cash equivalents	468	318
Other [Member]
Cash and cash equivalents	$ 8	$ 188